Other Liabilities, Provisions, Contingencies and Commitments - Other (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Derivative financial instruments (see Note 21)			$ 5,651	$ 1,635
Security deposits			967	729
Total	$ 339		$ 6,618	$ 2,364

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3